Document and Entity Information	12 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	DEFR14A
Entity Registrant Name	CINEVERSE CORP.
Amendment Flag	true
Amendment Description	On October 10, 2025, Cineverse Corp. (the “Company”) filed its definitive proxy statement with respect to its 2025 Annual Meeting of Stockholders scheduled for November 20, 2025, as amended by Amendment No. 1 to the Proxy Statement filed on October 14, 2025 solely to include interactive data (as amended, the “Proxy Statement”). This Amendment No. 2 to the Proxy Statement is filed solely to amend the following sentences set forth in Proposal Four – Amendment to 2017 Equity Incentive Plan to Increase the Total Number of Shares of Class A Common Stock Available for Issuance Thereunder. (1)The third bullet point under “Key Features and Governance Best Practices” is amended to state: “Cap on Director Compensation. The 2017 Plan limits the number of shares of Common Stock that may be issued in the aggregate to all non-employee directors in any year to $1,000,000 in value.” (2)The first sentence in the first paragraph under “Non-employee Director Awards” is amended to state: “It is anticipated that each non-employee director will receive, following the date of each annual meeting of stockholders, a restricted stock award valued at $90,000, based on the trailing 20-day volume weighted average price (“VWAP”) of the Class A Common Stock as of the date of such annual meeting, whether or not this proposal is approved.” Except as expressly noted above, this Amendment No. 2 does not modify or update in any way disclosures made in the Proxy Statement. Accordingly, this Amendment No. 2 should be read in conjunction with the Proxy Statement.
Entity Central Index Key	0001173204